Finance and Operating Lease_The Lease Payment Reflected In Profit Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease And Sublease Payments Recognised As Expense Abstract [Abstract]
Minimum lease payment	₩ 221,305	₩ 208,413	₩ 197,444
Sublease payment	(1,804)	(2,441)	(1,026)
Total	₩ 219,501	₩ 205,972	₩ 196,418